Annual Total Returns - FidelityMacroOpportunitiesRiskParityFunds-RetailComboPRO - FidelityMacroOpportunitiesRiskParityFunds-RetailComboPRO - Fidelity Risk Parity Fund	Mar. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Sep. 01, 2022
Fidelity Risk Parity Fund
Bar Chart Table:
Annual Return 2023	8.44%